INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Provisions (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Provisions
Provisions	$ 29,950,573	$ 18,897,489	$ 11,393,545
Total included in liabilities
Provisions
Provisions	6,325,454	1,267,572	1,255,702
Provisions for contingencies
Provisions
Provisions	6,325,454	$ 1,267,572	$ 1,255,702
Third-Party Contingent Claims
Provisions
Provisions	3,500,000
Reimbursement asset recognized	0
Maximum potential liability of other provisions	$ 17,250,000